Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
CASH AND CASH EQUIVALENTS [Abstract]
Schedule of cash and cash equivalents

	December 31, 2017	December 31, 2016
Cash on hand and at banks	$79,885	$65,179
Short-term deposits	3	3

Total cash and cash equivalents	$79,888	$65,182